Loans Payable - Schedule of Minimum Required Principal Payments (Details)	Dec. 31, 2024 USD ($)
Auto Loans [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2025	$ 36,121
2026	27,655
2027	16,462
Total	80,238
Building Loan [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2025	83,868
2026	86,928
2027	89,785
Thereafter	2,511,064
Total	2,771,645
Business Loan [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2025	181,087
2026	213,239
2027	251,099
2028	295,681
Thereafter	2,186,637
Total	$ 3,127,743